Other Income / (Expense), Net	3 Months Ended
Mar. 31, 2023
Other Income and Expenses [Abstract]
Other Income / (Expense), Net

13. Other income, net

A summary of Other income, net is as follows:

	For the three months ended March 31,
	2023	2022
Foreign exchange (loss) / gain	$(642)	$1,667
Fair value loss on contingent consideration	(253)	(6,821)
Fair value loss on derivative instruments (1)	(3,432)	—
Fair value (loss) / gain on warrant liability (2)	(1,913)	7,282
Gain on debt repurchases (3)	4,340	—
Other, net (4)	4,447	1,350
Other income, net	$2,547	$3,478

(1)
In the prior year, the Company entered into a new derivative financial instrument arrangement to mitigate interest risk on its variable-rate debt.
(2)
This fair value gain relates to the remeasurement of the warrant liabilities from the closing date of the prior year Transaction to the balance sheet date (See Note 11).
(3)
Relates to gain on repurchases of the Company's debt (See Note 7).
(4)
Mainly relates to proceeds on derivatives and release of certain provisions, offset by certain banking fees.